Contingent Liabilities and Commitments - Additional Information (Detail) € in Millions, ₫ in Millions, ₩ in Millions, ¥ in Millions, ¥ in Millions, $ in Millions	Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 JPY (¥)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 VND (₫)	Dec. 31, 2021 KRW (₩)
Disclosure of contingent liabilities [Line Items]
Maximum aggregate accounts receivable sales negotiating facilities entered into with several banks	₩ 1,203,935	$ 950.0
Short-term borrowings	2,578,552						₩ 613,733
Capital expenditures on property plant and equipment and intangible assets	1,200,041
Korea Development Bank and others [member]
Disclosure of contingent liabilities [Line Items]
Short-term borrowings	380,877
Bank of China [member] | LG Display (China) Co., Ltd. and other subsidiaries [member] | CNY [member]
Disclosure of contingent liabilities [Line Items]
Payment guarantees obtained from banks for certain tax payments and settlement of litigation	163,296		¥ 900
Bank of China [member] | LG Display (China) Co., Ltd. and other subsidiaries [member] | JPY [member]
Disclosure of contingent liabilities [Line Items]
Payment guarantees obtained from banks for certain tax payments and settlement of litigation	8,579			¥ 900
Bank of China [member] | LG Display (China) Co., Ltd. and other subsidiaries [member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Payment guarantees obtained from banks for certain tax payments and settlement of litigation	634	$ 0.5
Bank of China [member] | LG Display (China) Co., Ltd. and other subsidiaries [member] | EUR [member]
Disclosure of contingent liabilities [Line Items]
Payment guarantees obtained from banks for certain tax payments and settlement of litigation	3,378				€ 2.5
Bank of China [member] | LG Display (China) Co., Ltd. and other subsidiaries [member] | VND [member]
Disclosure of contingent liabilities [Line Items]
Payment guarantees obtained from banks for certain tax payments and settlement of litigation	3,496					₫ 65,094
China Construction Bank [member]
Disclosure of contingent liabilities [Line Items]
Property, plant and equipment and others provided as pledged assets for secured bank loans	758,097
China Construction Bank [member] | CNY [member]
Disclosure of contingent liabilities [Line Items]
Secured bank borrowing	₩ 2,025,596		¥ 11,164